General - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Country Rigs	Mar. 31, 2013	Dec. 31, 2013 Country Rigs	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Exxon Neftegas Limited [Member]	Mar. 31, 2013 Exxon Neftegas Limited [Member]	Dec. 31, 2013 Exxon Neftegas Limited [Member]	Dec. 31, 2012 Exxon Neftegas Limited [Member]	Dec. 31, 2011 Exxon Neftegas Limited [Member]	Apr. 22, 2013 ITS [Member]	Mar. 31, 2014 ITS [Member]	Dec. 31, 2013 ITS [Member]
Revenue, Major Customer [Line Items]
Number of countries in which Entity has operated since inception	50
Number of countries in which entity operates	24		24
Number of countries with international rental tools operations	10		10
Barge drilling rigs	13		13
Land rings	23		23
Percentage accounted for under the equity method	50.00%		50.00%								100.00%
Reimbursement cost	$ 16.4	$ 14.8	$ 69.7	$ 44.9	$ 64.2
Fair value adjustments for finite lived intangible assets												8.5
Weighted average useful life											3 years 4 months 24 days	3 years	3 years
Deposits in domestic bank	50.8		104.3	12.2
Deposits in foreign banks	$ 43.9		$ 50.1	$ 34.5
Percentage of revenue from major customer						17.10%	15.10%	15.60%	12.00%	16.00%